Stock Options and Warrants: Changes In Non Employee Stock Options (Tables)	3 Months Ended
Sep. 30, 2017
Successor
Changes In Non Employee Stock Options

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	2,500	$84.00	0.08	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$-
Options outstanding at March 31, 2017	-	$-	-	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at September 30, 2017	-	$-	-	$-
Options exercisable at September 30, 2017	-	$-	-	$-